COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of future minimum operating lease payments

As of December 31, 2021
2022	$775
2023	722
2024	724
2025	590
2026	605
Thereafter	4,948
$8,364